Stockholders' Deficit - Schedule of Warrant Activity (Details) (Warrants [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warrants [Member]
Number of Shares Warrants Outstanding, Beginning Balance	15,000	15,000
Number of Shares Warrants Granted
Number of Shares Warrants Exercised
Number of Shares Warrants Forfeited
Number of Shares Warrants Expired	(15,000)
Number of Shares Warrants Outstanding, Ending Balance		15,000
Number of Shares Warrants Exercisable
Weighted Average Exercise Price, Outstanding, Beginning	$ 40.00	$ 40.00
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Expired	$ 40.00
Weighted Average Exercise Price, Outstanding, Ending		$ 40.00
Weighted Average Remaining Contractual Terms (Years), Outstanding	0 years	0 years
Weighted Average Remaining Contractual Terms (Years), Exercisable	0 years	0 years
Aggregate Intrinsic Value, Outstanding
Aggregate Intrinsic Value, Exercisable